Loans payable	12 Months Ended
Dec. 31, 2022
Loans payable [Abstract]
Loans payable
11.	Loans payable

The components of loans payable are as follows:

	December 31, 2022	December 31, 2021
Current portion	$11,892	$16,278
Non-current portion	14,229	23,773
Total loans payable	$26,121	$40,051

The Company’s loans as at December 31, 2022, consist of $27.1 million with Trinity Capital Inc. (“Trinity”) (December 31, 2021 – $34.2 million), net of deferred financing costs of $1.0 million (December 31, 2021 – $1.4 million), $nil (December 31, 2021 – $5.9 million) with Foundry Digital LLC (“Foundry”), and $nil (December 31, 2021 – $nil) with Genesis. Details of the Company’s Loans are as follows:

Trinity

The Company entered into an equipment financing loan agreement of $38.3 million (US$30.0 million) with Trinity on December 30, 2021. The Company drew the full $38.3 million (US$30.0 million) from the loan facility to finance the purchase of mining servers and recorded $1.4 million (US$1.1 million) in deferred financing costs. The loan bears an interest rate of 9.5% and is secured against the financed equipment. During the year ended December 31, 2022, the Company made principal payments totaling $10.5 million (US$8.1 million), interest payments of $4.3 million (US$3.3 million), recorded deferred finance cost amortization of $0.5 million (US$0.4 million), and recorded a foreign exchange loss of $2.0 million, net of deferred financing costs. During the year ended December 31, 2021, the Company made prepayments of $2.4 million (US$1.9 million) and recorded a foreign exchange gain of $0.3 million, net of deferred financing costs.

Foundry

On January 22, 2021, the Company finalized an equipment financing loan of up to $18.1 million (US$14.7 million) with Foundry, a wholly owned subsidiary of Digital Currency Group, which would be drawn in tranches from the Company. Each tranche of the equipment financing has a 12-month term with an annual interest rate of 16.5% and is secured against the financed equipment, as well as digital currency and future mined digital currencies by the financed equipment. The Company has drew on all tranches of the loan during the year ended December 31, 2021, with an aggregate principal amount of $14.4 million (US$11.7 million), net of $3.6 million (US$3.0 million) prepayment. During the year ended December 31, 2022, the Company made principal repayments totaling $5.9 million (US$4.6 million), interest payments of $0.2 million (US$0.2 million), and recorded a foreign exchange gain of $0.01 million. During the year ended December 31, 2021, the Company made principal payments totaling $8.9 million (US$7.1 million), interest payments of $0.9 million (US$0.7 million), and recorded a foreign exchange loss of $0.3 million.

Genesis

The Company fully paid off its $25.5 million (US$20.0 million) loan with Genesis on February 11, 2021; subsequently, all Bitcoin held by Genesis as collateral for the loan were returned to the Company.